Operating leases and rental payments (Tables)	12 Months Ended
Dec. 31, 2017
Operating leases and rental payments
Schedule of future minimum rental payments under non-cancelable operating leases

Future minimum rental payments
in € THOUS
	2017	2016
1 year	728,312	702,436
1 - 3 years	1,246,719	1,138,767
3 - 5 years	934,725	827,555
Over 5 years	1,595,270	1,291,060

Total	4,505,026	3,959,818